Short-Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Short Term Investments [Abstract]
Short-term investments stated interest rate minimum	2.30%
Short-term investments stated interest rate maximum	8.40%
Held-to-maturity investments for OTTI recognized	$ 0	$ 0	$ 0